A. Please insert the following "Financial Highlights" tables as page 4 and page 5 of the prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page.

BATTERY PARKSM HIGH YIELD FUND
Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 PERIOD
                                                 ENDED
                                                 (UNAUDITED)
                                                 MARCH 31,
                                                   1997(A)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.00
------------------------------------------------------------
Income from investment operations
------------------------------------------------------------
Net investment income                                0.37
------------------------------------------------------------
Net realized and unrealized gain on investments      0.56
------------------------------------------------------------
Total from investment operations                     0.93
------------------------------------------------------------
Less distributions
------------------------------------------------------------
Distributions from net investment income            (0.37)
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $10.56
------------------------------------------------------------
Total return (b)                                     9.37%
------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------
Expenses                                             1.25%*
------------------------------------------------------------
Net investment income                                8.38%*
------------------------------------------------------------
Expense waiver/reimbursement (c)                     2.80%*
------------------------------------------------------------
Supplemental Data
------------------------------------------------------------
Net assets, end of period (000 omitted)            $1,205
------------------------------------------------------------
Portfolio turnover                                     98%
------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 28, 1996 (date of initial public offering) to March 31, 1997.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




BATTERY PARKSM HIGH YIELD FUND
Financial Highlights--Class Y Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 PERIOD
                                                 ENDED
                                                 (UNAUDITED)
                                                 MARCH 31,
                                                   1997(A)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.00
------------------------------------------------------------
Income from investment operations
------------------------------------------------------------
Net investment income                                 0.38
------------------------------------------------------------
Net realized and unrealized gain on investments       0.56
------------------------------------------------------------
Total from investment operations                      0.94
------------------------------------------------------------
Less distributions
------------------------------------------------------------
Distributions from net investment income             (0.38)
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.56
------------------------------------------------------------
Total return (b)                                      9.48%
------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------
Expenses                                              1.00%*
------------------------------------------------------------
Net investment income                                 8.63%*
------------------------------------------------------------
Expense waiver/reimbursement (c)                      2.80%*
------------------------------------------------------------
Supplemental Data
------------------------------------------------------------
Net assets, end of period (000 omitted)            $10,971
------------------------------------------------------------
Portfolio turnover                                      98%
------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 28, 1996 (date of initial public investment) to March 31, 1997. For the period from September 19, 1996 (start of business) to October 27, 1996, the investment income was distributed to the Fund's Adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)





 B. Please delete the section entitled "The Investment Adviser" which begins on page 4 of the prospectus and replace it with the following.

THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Fund's Investment Adviser is Nomura Corporate Research and Asset Management Inc. (the "Investment Adviser" or "NCRAM"). As of March 31, 1997, NCRAM managed in excess of $855 million in high yield bonds.

HISTORICAL INVESTMENT RESULTS OF THE INVESTMENT ADVISER. Set forth below is certain performance data provided by the Investment Adviser relating to investment results of a composite of all client accounts whose portfolios were managed by the Investment Adviser during a five year period commencing in 1991, which had the same investment objective as the Fund and were managed using substantially similar, though not necessarily identical, investment strategies and techniques as those contemplated by the Fund (the "Advisory Accounts"). See "Investment Objective and Policies." Because of the similarities in investment strategies and techniques, the Investment Adviser believes that the Advisory Accounts are sufficiently comparable to the Fund to make performance data listed below relevant to investors in the Fund. The results presented (the "Total Return Composite") are not intended to predict or suggest the returns that will be experienced by the Fund or the return an investor will achieve by investing in the Fund. Different methods of determining performance from those described in the footnotes to the charts below may result in different performance figures. An investor should not rely on the following performance figures as an indication of future performance of either the Investment Adviser's separate Advisory Accounts or the Fund.

NCRAM HIGH YIELD                         TOTAL RETURN FIGURES
TOTAL RETURN COMPOSITE                   OCTOBER 1, 1991 TO MARCH 31, 1997
--------------------------------------------------------------------------
                                         AVERAGE TOTAL RETURN NET OF FEES
--------------------------------------------------------------------------
1991 (Fourth Quarter)                                  4.22%
--------------------------------------------------------------------------
1992                                                  18.70%
--------------------------------------------------------------------------
1993                                                  25.37%
--------------------------------------------------------------------------
1994                                                   8.39%
--------------------------------------------------------------------------
1995                                                  22.43%
--------------------------------------------------------------------------
1996                                                  19.59%
--------------------------------------------------------------------------
1997 (First Quarter)                                   1.83%
--------------------------------------------------------------------------
Annualized Total Return Since Inception               18.18%
--------------------------------------------------------------------------


Another way to consider the above schedule is as follows: $10,000 invested in an Advisory Account on October 1, 1991 which received a return based on the Total Return Composite would have grown to $25,066, including reinvestment of dividends, by March 31, 1997.

PERFORMANCE OF NCRAM HIGH YIELD TOTAL RETURN COMPOSITE VS. LIPPER HIGH YIELD FUND AVERAGE
------------------------------------------------------------------------------------------------------
[NET OF FEES]                    Q1              Q2              Q3              Q4             ANNUAL
------------------------------------------------------------------------------------------------------
1997
NCRAM                          +1.83%            N/A             N/A             N/A              N/A
Lipper*                        +0.77%            N/A             N/A             N/A              N/A
------------------------------------------------------------------------------------------------------
1996
NCRAM                          +2.43%          +2.69%          +6.73%          +6.52%          +19.59%
Lipper*                        +2.87%          +2.01%          +4.68%          +3.62%          +13.83%
------------------------------------------------------------------------------------------------------
1995
NCRAM                          +5.97%          +6.19%          +3.64%          +4.99%          +22.43%
Lipper*                        +4.49%          +5.26%          +3.13%          +2.96%          +16.79%
------------------------------------------------------------------------------------------------------
1994
NCRAM                          +3.60%          +1.22%          +0.51%          +2.83%           +8.39%
Lipper*                        -0.97%          -1.29%          -0.17%          -1.25%           -3.63%
------------------------------------------------------------------------------------------------------
1993
NCRAM                          +9.41%          +5.17%          +2.79%          +6.00%          +25.37%
Lipper*                        +6.73%          +4.63%          +1.88%          +4.58%          +18.88%
------------------------------------------------------------------------------------------------------
1992
NCRAM                          +5.45%          +2.98%          +7.29%          +1.89%          +18.70%
Lipper*                        +8.27%          +3.17%          +4.10%          +1.16%          +17.63%
------------------------------------------------------------------------------------------------------
1991
NCRAM                            N/A             N/A             N/A           +4.22%             N/A
Lipper*                          N/A             N/A             N/A           +5.05%             N/A
------------------------------------------------------------------------------------------------------

*Source: Lipper Analytical Services, Inc.

The indices above each represent past performance, are shown solely for comparative purposes and may not be indicative of future returns. Past performance is no guarantee of future results. Mutual funds, including the Fund and those funds comprising the Lipper High Yield Fund Average, typically are subject to portfolio management restrictions, investment limitations and diversification requirements imposed by the Investment Company Act and the Internal Revenue Code of 1986 that are not applicable to private accounts. The imposition of such restrictions may result in lower returns than reflected in the above table for the NCRAM High Yield Total Return Composite, as discussed in note 6, below. In particular, such funds are subject to limitations on their profits attributable to purchases and sales of shares held for less than three months. See "Investment Objective and Policies--Other Investment Policies and Practices--Portfolio Turnover."

NOTES TO INVESTMENT PERFORMANCE

The schedule on page 3 of this prospectus supplement represents the average investment results for the periods ending after October 1, 1991 for all clients whose portfolios were included in the Advisory Accounts managed by the Investment Adviser.

1. TYPES OF ACCOUNTS AND ELIGIBLE ACCOUNTS FOR COMPOSITE

The Total Return Composite contains accounts that are aggressively managed for a high level of current income and capital appreciation. Accounts in the Total Return
Composite invest primarily in fixed income securities of U.S. issuers which are rated in the lower rating categories of the established rating services or are unrated securities of comparable quality. Investments in fixed income securities include cash pay securities, pay-in-kind and zero coupon notes, convertible debt securities and increasing rate and resettable notes. These investments include both new issues and issues traded in the secondary market.

New accounts are eligible for inclusion in the composite rate of return calculations upon completion of the first full quarter under management. Closed accounts are eligible for inclusion in the composite rate of return calculations through the completion of the last full quarter under management. All existing accounts under management are reevaluated for possible inclusion in the composite on a quarterly basis.

2. CALCULATION OF RATES OF RETURN

All rate of return calculations conform to standards established by the Association for Investment Management and Research. All accounts are valued monthly based on principal market values plus accrued income. Account returns are calculated monthly utilizing the modified Dietz methodology where security and cash flows are "day-weighted" during the month. All amounts are rounded to the nearest one-hundredth of one percent. Monthly returns are geometrically linked to determine quarterly returns.

3. COMPOSITE CHANGES AND OTHER MATTERS

No alteration of Total Return Composite as presented here has occurred at any time because of changes in personnel. The composition of the composite has been amended only where a change in the investment mandates of an account so dictates. Leverage has not been used in portfolios included in the Total Return Composite. An affiliated account which represents an average of approximately 7.58% of the total assets of the Total Return Composite (for the period October 1, 1992 through March 31, 1994) was a non-fee paying account. Due to a change of investment strategy, this account was removed from the Total Return Composite as of April 1, 1994.

There has been no linkage with simulated portfolios.

4. TOTAL RETURN COMPOSITE

During the term of its existence, the Total Return Composite comprised five or fewer separate accounts. As of March 31, 1997, assets in the Total Return Composite Accounts aggregated approximately $176 million (approximately 8.56% of the Investment Adviser's total assets under management). As of March 31, 1997, the Investment Adviser managed approximately $678 million of assets in a high yield mutual fund registered in Japan.

5. FEES

Fees range from .50% to 1% of assets under management.



6. LIPPER HIGH CURRENT YIELD FUND AVERAGE

The Lipper High Current Yield Fund Average (the "Index") is a published average total return net of fees figure for approximately 175 high current yield funds monitored by Lipper Analytical Services ("Lipper"). Lipper defines High Current Yield Funds as those that "aim at high (relative) current income from fixed income securities." The Index has no quality or maturity restrictions and the funds tend to invest in lower-grade debt securities. Typically, such funds have concentration, diversification, liquidity, portfolio turnover and distribution restrictions which may result in lower returns than aggressively traded accounts such as those in the Total Return Composite. The Index includes all high yield funds in existence for the current period reported, whereas historical averages are restated each quarter due to changes in the number of component funds and revisions for new funds, mergers, liquidations, etc.

 C. Please insert the following directly after the Class A shares offering price chart on page 18 of the prospectus.

Class A shares may be sold at net asset value to registered representatives and employees of broker-dealers that are parties to dealer agreements with the Distributor. Class A shares may also be purchased without sales charges by investors who participate in certain broker-dealer wrap fee investment programs.

Class A shares of the Fund may be sold at net asset value without any sales charge under a NAV Transfer Program. To qualify for the NAV Transfer Program, an investor must provide adequate proof that within 90 days prior to the purchase of Class A shares of the Fund an investor redeemed shares from a load or no-load mutual fund other than the Fund or any money market fund. To provide adequate proof, an investor must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund.

From October 10, 1996 through December 31, 1996, Class A shares of the Fund were sold at net asset value, without a front-end sales charge (the "Special Offer"). Class A shares purchased pursuant to this Special Offer that are redeemed within one year of purchase, however, will be subject to a contingent deferred sales charge, which will be paid to the Distributor, of 1.0% of the amount invested or the proceeds of redemption, whichever is less.



THE FOLLOWING SUMMARY OF FUND EXPENSES RELATES TO CLASS A SHARES PURCHASED DURING THE SPECIAL OFFER DESCRIBED ON THE PREVIOUS PAGE:

SUMMARY OF FUND EXPENSES

                                                                    CLASS A(1)
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offer-
ing price)                                                             None(2)
-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Reinvested Dividends (as a percent-
age of offering price)                                                 None
-------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of original pur-
chase price or redemption
proceeds, as applicable)                                               1.00%(3)
-------------------------------------------------------------------------------
Redemption Fees (as a percentage of amount redeemed, if applica-
ble)                                                                   None
-------------------------------------------------------------------------------
Exchange Fee                                                           None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (4)
(AS A PERCENTAGE OF PROJECTED AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management Fees (after waiver)(5)                                      0.37%
-------------------------------------------------------------------------------
Rule 12b-1 Fees                                                        0.25%
-------------------------------------------------------------------------------
Total Other Expenses                                                   0.63%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (6)                               1.25%
-------------------------------------------------------------------------------


(1) Class A shares of the Fund held in accounts of financial planners or individuals will convert to Class Y shares when the aggregate value of the Class A shares in such account reaches $1 million or more. See "Purchase of Shares--Class A Shares--Conversion of Class A Shares to Class Y Shares."

(2) During the Special Offer, Class A shares were sold at the net asset value, without a front-end sales charge.

(3) Class A shares purchased pursuant to the Special Offer that are redeemed within one year of purchase will be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge, which will be paid to the Distributor, will be 1.00% of the amount invested or the proceeds of redemption, whichever is less.

(4) Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending September 30, 1997. During the course of this period, expenses may be more or less than the average amount shown.

(5) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.65%.

(6) Total Annual Fund Operating Expenses for the Class A shares are estimated to be 1.53% absent the voluntary waiver of management fees.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchase of Shares."


EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge, if applicable.

         CLASS A
----------------
1 Year     $23
----------------
1 Year+    $13
----------------
3 Years    $40
----------------


+Reflects expenses on the same investment, assuming no redemption.

The above example should not be considered a representation of past or future performance. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending September 30, 1997.

 D. Please insert the following as the second paragraph of the section entitled "Redemption of Shares" on page 21 of the prospectus.

Class A shares purchased between October 10, 1996 and December 31, 1996 are subject to a contingent deferred sales charge if redeemed within one year. See "Purchase of Shares--Class A Shares."

 E. Please insert the following as the third paragraph of the sub-section entitled "Organization of the Fund" which begins on page 28 of the prospectus.

As of April 14, 1997, Nomura Holding America Inc. ("NHA"), New York, New York, owned 98.95% of the Class Y shares of the Fund, comprising 89.70% of the total common stock of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



 F. Please insert the following Financial Statements after the subsection entitled "Shareholder Reports" and before Appendix A. In addition, please add the heading "Financial
    Statements" to the Table of Contents page after the heading
    "Shareholder Reports."

BATTERY PARKSM HIGH YIELD FUND
Portfolio of Investments
March 31, 1997 (unaudited)

 PRINCIPAL
  AMOUNT                                                           VALUE
---------------------------------------------------------------------------
 CORPORATE BONDS--91.5%
---------------------------------------------------------------------------
           AEROSPACE & DEFENSE--4.2%
---------------------------------------------------------------------------
 $500,000  Newport News Shipping, 9.25%, 12/1/2006              $   512,500
---------------------------------------------------------------------------
           AUTOMOTIVE--6.4%
---------------------------------------------------------------------------
  500,000  Blue Bird Body Co., 10.75%, 11/15/2006                   525,000
---------------------------------------------------------------------------
  250,000  LDM Technologies, Inc., 10.75%, 1/15/2007                256,250
---------------------------------------------------------------------------
            Total                                                   781,250
---------------------------------------------------------------------------
           BROADCAST RADIO & TV--7.8%
---------------------------------------------------------------------------
  500,000  Katz Media Corp., 10.50%, 1/15/2007                      505,000
---------------------------------------------------------------------------
  450,000  Sinclair Broadcast Group, Inc., 10.00%, 12/15/2003       449,438
---------------------------------------------------------------------------
            Total                                                   954,438
---------------------------------------------------------------------------
           BUSINESS EQUIPMENT & SERVICES--3.5%
---------------------------------------------------------------------------
  400,000  Unisys Corp., 11.75%, 10/15/2004                         424,000
---------------------------------------------------------------------------
           CHEMICAL--3.9%
---------------------------------------------------------------------------
  450,000  Sterling Chemicals, Inc., 11.75%, 8/15/2006              475,875
---------------------------------------------------------------------------
           CONTAINERS--4.2%
---------------------------------------------------------------------------
  500,000  Plastic Containers, Inc., 10.00%, 12/15/2006             512,500
---------------------------------------------------------------------------
           ELECTRONICS--4.2%
---------------------------------------------------------------------------
  500,000  Fairchild Semiconductor Corp., 10.125%, 3/15/2007        506,250
---------------------------------------------------------------------------
           FOOD PRODUCTS--4.2%
---------------------------------------------------------------------------
  500,000  CFP Holdings, Inc., 11.625%, 1/15/2004                   512,500
---------------------------------------------------------------------------
           HEALTHCARE--6.4%
---------------------------------------------------------------------------
  500,000  IMED Corp., 9.75%, 12/1/2006                             511,250
---------------------------------------------------------------------------
  250,000  Quest Diagnostic Inc., 10.75%, 12/15/2006                261,874
---------------------------------------------------------------------------
            Total                                                   773,124
---------------------------------------------------------------------------
           HOTELS/CASINOS--4.1%
---------------------------------------------------------------------------
  500,000  Grand Casinos, Inc., 10.125%, 12/1/2003                  502,500
---------------------------------------------------------------------------
           NON-FERROUS METALS--3.3%
---------------------------------------------------------------------------
  400,000  Westmin Resources Ltd., 11.00%, 3/15/2007                397,000
---------------------------------------------------------------------------
           OIL & GAS--4.3%
---------------------------------------------------------------------------
  500,000  Abraxas Petroleum Corp., 11.50%, 11/1/2004               525,000
---------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------
           PUBLISHING--2.0%
-------------------------------------------------------------------------------
 $250,000  Hollinger International Publishing, Inc., 9.25%,
           3/15/2007                                                $   245,000
-------------------------------------------------------------------------------
           RETAILER--3.6%
-------------------------------------------------------------------------------
  500,000  K Mart Corp., 7.75%, 10/1/2012                               443,750
-------------------------------------------------------------------------------
           STEEL--8.1%
-------------------------------------------------------------------------------
  500,000  Acindar Industria Argentina de Aceros S.A., 11.25%,
           2/15/2004                                                    507,505
-------------------------------------------------------------------------------
  450,000  GS Technologies Operating Co., Inc., 12.25%, 10/1/2005       478,125
-------------------------------------------------------------------------------
            Total                                                       985,630
-------------------------------------------------------------------------------
           TELECOMMUNICATIONS--15.0%
-------------------------------------------------------------------------------
  500,000  ESAT Holdings Ltd., 0/12.50%, 2/1/2007                       282,500
-------------------------------------------------------------------------------
  500,000  Globalstar LP/ Capital, 11.375%, 2/15/2004                   490,000
-------------------------------------------------------------------------------
  500,000  McLeod, Inc., 0/10.50%, 3/1/2007                             277,500
-------------------------------------------------------------------------------
  250,000  Sprint PCS, 11.00%, 8/15/2006                                265,000
-------------------------------------------------------------------------------
  750,000  Teleport Communications Group, Inc., 0/11.125%,
           7/1/2007                                                     506,250
-------------------------------------------------------------------------------
            Total                                                     1,821,250
-------------------------------------------------------------------------------
           TEXTILES--2.1%
-------------------------------------------------------------------------------
  250,000  William Carter Co., 10.375%, 12/1/2006                       253,750
-------------------------------------------------------------------------------
           TRANSPORTATION--4.2%
-------------------------------------------------------------------------------
  500,000  Atlantic Express Transportation Corp., 10.75%,
           2/1/2004                                                     513,750
-------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $10,894,950)      11,140,067
-------------------------------------------------------------------------------
 (A) REPURCHASE AGREEMENT--6.7%
-------------------------------------------------------------------------------
  821,644  Merrill Lynch, Pierce, Fenner and Smith, Inc. 5.25%,
           dated 3/31/1997, due 4/3/1997 (at amortized cost)            821,644
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS (IDENTIFIED COST $11,716,594)(B)      $11,961,711
-------------------------------------------------------------------------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(b) The cost of investments for federal tax purposes amounts to $11,716,594. The net unrealized appreciation of investments on a federal tax basis amounts to $245,117 which is comprised of $286,431 appreciation and $41,314 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($12,176,588) at March 31, 1997.

The following acronym is used throughout this portfolio:
LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)


BATTERY PARKSM HIGH YIELD FUND
Statement of Assets and Liabilities
March 31, 1997 (unaudited)

ASSETS:
---------------------------------------------------
Total investments in securities, at
 value (identified and tax cost
 $11,716,594)                           $11,961,711
---------------------------------------------------
Cash                                         22,383
---------------------------------------------------
Income receivable                           285,796
---------------------------------------------------
Receivable for shares sold                   49,669
---------------------------------------------------
  Total assets                           12,319,559
---------------------------------------------------
LIABILITIES:
---------------------------------------------------
Income distribution payable     $95,537
---------------------------------------------------
Accrued expenses                 47,434
---------------------------------------------------
  Total liabilities                         142,971
---------------------------------------------------
Net Assets for 1,153,493 shares
 outstanding                            $12,176,588
---------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------
Paid in capital                         $11,622,795
---------------------------------------------------
Net unrealized appreciation of
 investments                                245,117
---------------------------------------------------
Accumulated net realized gain on
 investments                                308,676
---------------------------------------------------
  Total Net Assets                      $12,176,588
---------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------
CLASS A SHARES:
---------------------------------------------------
Net Asset Value Per Share ($1,205,447 /
 114,196 shares outstanding)                 $10.56
---------------------------------------------------
Offering Price Per Share (100/95.50 of
 $10.56)*                                    $11.06
---------------------------------------------------
Redemption Proceeds Per Share                $10.56
---------------------------------------------------
CLASS Y SHARES:
---------------------------------------------------
$10,971,141 / 1,039,297 shares
 outstanding                                 $10.56
---------------------------------------------------


 *See "Purchase of Shares--Class A Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



BATTERY PARKSM HIGH YIELD FUND
Statement of Operations

For the Period from September 19, 1996 (Start of Business) through March 31, 1997 (unaudited)

INVESTMENT INCOME:
--------------------------------------------------------------------------
Interest                                                          $458,452
--------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------
Investment advisory fee                                $  30,873
--------------------------------------------------------------------------
Administrative personnel and services fee                 21,096
--------------------------------------------------------------------------
Custodian fees                                             2,736
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                                 25,546
--------------------------------------------------------------------------
Directors'/Trustees' fees                                 13,709
--------------------------------------------------------------------------
Legal fees                                                18,278
--------------------------------------------------------------------------
Portfolio accounting fees                                 27,603
--------------------------------------------------------------------------
Distribution services fee--Class A shares                    515
--------------------------------------------------------------------------
Share registration costs                                  24,659
--------------------------------------------------------------------------
Printing and postage                                       5,002
--------------------------------------------------------------------------
Insurance premiums                                         1,371
--------------------------------------------------------------------------
Taxes                                                      2,091
--------------------------------------------------------------------------
Miscellaneous                                              7,715
--------------------------------------------------------------------------
  Total expenses                                         181,194
--------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
 Waiver of investment advisory fee          $ (30,873)
--------------------------------------------------------------------------
 Reimbursement of other operating expenses   (102,310)
--------------------------------------------------------------------------
  Total waivers and reimbursements                      (133,183)
--------------------------------------------------------------------------
    Net expenses                                                    48,011
--------------------------------------------------------------------------
      Net investment income                                        410,441
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------
Net realized gain on investments                                   308,676
--------------------------------------------------------------------------
Net change in unrealized appreciation of investments               245,117
--------------------------------------------------------------------------
  Net realized and unrealized gain on investments                  553,793
--------------------------------------------------------------------------
    Change in net assets resulting from operations                $964,234
--------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)



BATTERY PARKSM HIGH YIELD FUND
Statement of Changes in Net Assets

                                                                PERIOD
                                                                ENDED
                                                                (UNAUDITED)
                                                                MARCH 31,
                                                                  1997(A)
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                           $   410,441
----------------------------------------------------------------------------
Net realized gain (loss) on investments ($308,676, as computed
 for federal tax purposes)                                          308,676
----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                245,117
----------------------------------------------------------------------------
  Change in net assets resulting from operations                    964,234
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------
 Class A Shares                                                     (18,463)
----------------------------------------------------------------------------
 Class Y Shares                                                    (391,978)
----------------------------------------------------------------------------
  Change in net assets resulting from distributions to
 shareholders                                                      (410,441)
----------------------------------------------------------------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                     11,242,140
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
 distributions declared                                             314,443
----------------------------------------------------------------------------
Cost of shares redeemed                                             (33,888)
----------------------------------------------------------------------------
  Change in net assets resulting from share transactions         11,522,695
----------------------------------------------------------------------------
    Change in net assets                                         12,076,488
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                 100,100
----------------------------------------------------------------------------
End of period                                                   $12,176,588
----------------------------------------------------------------------------


(a) For the period from September 19, 1996 (start of business) to March 31,
    1997.

(See Notes which are an integral part of the Financial Statements)



BATTERY PARKSM HIGH YIELD FUND
Notes to Financial Statements
March 31, 1997 (unaudited)

1. ORGANIZATION

Battery Park Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-ended management investment company. The Company consists of one portfolio. The financial statements included herein are only those of Battery Park High Yield Fund (the "Fund"), a diversified portfolio. The Fund offers two classes of shares: Class A shares and Class Y shares. The Fund's investment objective is to provide shareholders with high total return, consisting of current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), unlisted and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS. It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES. It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for Federal income taxes are necessary.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER. Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At March 31, 1997, the Fund has authorized capital of 200,000,000 shares of common stock, par value $0.001 per share, initially classified as one series, namely the Fund, consisting of two classes as follows:

                CAPITAL STOCK
CLASS NAME      CLASSIFIED
-----------------------------
Class A shares   25,000,000
-----------------------------
Class Y shares   25,000,000
-----------------------------


The remainder of 150,000,000 shares are not classified as to any class or series. Transactions in capital stock were as follows:

                                                           PERIOD ENDED
                                                           MARCH 31, 1997(A)
-------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES     AMOUNT
-------------------------------------------------------------------------------
Shares sold                                                116,621  $1,237,990
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                      808       8,676
-------------------------------------------------------------------------------
Shares redeemed                                             (3,243)    (33,888)
-------------------------------------------------------------------------------
 Net change resulting from Class A shares transactions     114,186  $1,212,778
-------------------------------------------------------------------------------


(a) For the period from October 28, 1996 (date of initial public offering) to March 31, 1997.

                                                        PERIOD ENDED
                                                        MARCH 31, 1997(B)
-----------------------------------------------------------------------------
CLASS Y SHARES                                           SHARES     AMOUNT
-----------------------------------------------------------------------------
Shares sold                                             1,000,400 $10,004,150
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                                    28,897     305,767
-----------------------------------------------------------------------------
Shares redeemed                                                --          --
-----------------------------------------------------------------------------
 Net change resulting from Class Y shares transactions  1,029,297 $10,309,917
-----------------------------------------------------------------------------
 Net change resulting from Class A shares and Class Y
 shares transactions                                    1,143,483 $11,522,695
-----------------------------------------------------------------------------


(b) For the period from October 28, 1996 (date of initial public investment) to March 31, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE. Nomura Corporate Research and Asset Management Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.65% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE. Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Company for the period.

DISTRIBUTION SERVICES FEE. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Nomura Securities International, Inc., the (the "distributor") of the Fund's shares, from the net assets of the Fund's Class A shares to finance activities intended to result in the sale of the Fund's Class A shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Class A shares annually to compensate the distributor. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate any such voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES AGREEMENT. The Fund also may enter into a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC") under which the Fund may make additional payments up to 0.25% of the average daily net asset value of Class A shares to obtain certain personal services for certain shareholders and the maintenance of certain shareholder accounts. Under this Shareholder Services Agreement, FSSC would either perform shareholder service directly or will select financial institutions to perform shareholder services, and financial institutions would receive fees based upon Class A shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees would be paid will be determined from time to time by the Fund and FSSC. The Fund has no current intention to enter into any Shareholder Services Agreement.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES. FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES. FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES. Organizational and/or start-up administrative service expenses of $212,000 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following effective date. For the period ended March 31, 1997, the Fund paid $5,889 pursuant to this agreement.

GENERAL. Certain of the Officers of the Company are Officers and Directors or Trustees of FServ and/or FSSC.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1997, were as follows:

----------------------
PURCHASES  $20,055,988
----------------------
SALES      $ 9,507,281
----------------------




Directors                        Officers
--------------------------------------------------------------------------------

Michael A. Berman                Robert Levine

                                    Chairman and President
John Fitting, Jr.
                                  Richard A. Buch
Francis L. Fraenkel
                                    Vice President
Robert Levine
                                  Lance B. Fraser
Frank K. Reilly
                                       Treasurer

                                     C. Christine Thomson

                                       Assistant Treasurer

                                     Deborah A. Montick

                                       Secretary

                                     Gail Cagney

                                       Assistant Secretary

Mutual funds are not obligations of or insured by any bank nor are they insured by the federal government or any of its agencies.
Investment in these shares involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its investment objective and policies, management fees, expenses and other information.




NOMURA SECURITIES
INTERNATIONAL, INC.
Distributor
2 World Financial Center
Building B, 25th Floor
New York, NY 10281-1198

Cusip 07132Q108
Cusip 07132Q207
G02047-01 (4/97)


[LOGO]
BATTERY PARK /SM/
HIGH YIELD FUND

SEMI-ANNUAL REPORT
AND SUPPLEMENT TO
PROSPECTUS DATED
OCTOBER 10, 1996

APRIL 30, 1997

NOMURA CORPORATE RESEARCH
AND ASSET MANAGEMENT INC.
2 World Financial Center
Building B, 25th Floor
New York, NY  10281-1198